Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.62%
Air Freight & Logistics–4.15%
FedEx Corp.	152,657	$29,594,086
Asset Management & Custody Banks–3.62%
State Street Corp.	283,067	25,852,509
Building Products–2.50%
Johnson Controls International PLC	256,677	17,857,019
Casinos & Gaming–4.63%
Las Vegas Sands Corp.(b)(c)	559,694	33,021,946
Communications Equipment–3.28%
F5, Inc.(b)	158,466	23,399,090
Construction Machinery & Heavy Trucks–2.47%
Wabtec Corp.	169,713	17,617,907
Diversified Banks–8.56%
Bank of America Corp.	724,572	25,707,814
Wells Fargo & Co.	755,132	35,393,037
		61,100,851
Electrical Components & Equipment–4.25%
Eaton Corp. PLC(c)	91,065	14,771,654
Emerson Electric Co.	172,373	15,551,492
		30,323,146
Health Care Facilities–3.13%
Universal Health Services, Inc., Class B	150,916	22,367,260
Health Care Services–2.08%
CVS Health Corp.	168,282	14,845,838
Health Care Supplies–2.59%
DENTSPLY SIRONA, Inc.	501,344	18,464,500
Hotels, Resorts & Cruise Lines–3.40%
Booking Holdings, Inc.(b)	9,980	24,292,318
Household Products–2.87%
Kimberly-Clark Corp.	157,332	20,454,733
Integrated Oil & Gas–5.14%
Exxon Mobil Corp.	316,025	36,662,060
Interactive Media & Services–3.54%
Meta Platforms, Inc., Class A(b)	169,560	25,259,353
IT Consulting & Other Services–3.22%
DXC Technology Co.(b)	800,821	23,007,587
Multi-line Insurance–3.16%
American International Group, Inc.	356,578	22,542,861
Oil & Gas Exploration & Production–5.90%
ConocoPhillips	202,191	24,641,017
Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	75,982	$17,502,454
		42,143,471
Packaged Foods & Meats–4.19%
Kraft Heinz Co. (The)	738,006	29,911,383
Pharmaceuticals–10.08%
Johnson & Johnson	97,153	15,876,743
Merck & Co., Inc.	309,865	33,282,600
Sanofi, ADR (France)	463,888	22,795,456
		71,954,799
Regional Banks–4.96%
Citizens Financial Group, Inc.	360,545	15,618,809
M&T Bank Corp.	126,980	19,808,880
		35,427,689
Semiconductors–2.41%
NXP Semiconductors N.V. (China)	93,309	17,197,782
Systems Software–2.44%
Microsoft Corp.	70,203	17,397,006
Tobacco–3.05%
Philip Morris International, Inc.	208,965	21,782,512
Total Common Stocks & Other Equity Interests (Cost $575,239,823)		682,477,706
Money Market Funds–4.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	10,859,556	10,859,556
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	7,770,145	7,772,476
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	12,410,921	12,410,921
Total Money Market Funds (Cost $31,039,987)		31,042,953
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $606,279,810)		713,520,659
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.96%
Invesco Private Government Fund, 4.36%(d)(e)(f)	7,910,842	7,910,842
Invesco Private Prime Fund, 4.59%(d)(e)(f)	20,340,327	20,346,429
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,255,926)		28,257,271
TOTAL INVESTMENTS IN SECURITIES–103.93% (Cost $634,535,736)		741,777,930
OTHER ASSETS LESS LIABILITIES—(3.93)%		(28,023,036)
NET ASSETS–100.00%		$713,754,894

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,241,192	$26,797,272	$(25,178,908)	$-	$-	$10,859,556	$182,868
Invesco Liquid Assets Portfolio, Institutional Class	6,612,347	19,140,909	(17,984,934)	2,917	1,237	7,772,476	161,320
Invesco Treasury Portfolio, Institutional Class	10,561,363	30,625,454	(28,775,896)	-	-	12,410,921	248,050
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	58,604,467	(50,693,625)	-	-	7,910,842	263,737*
Invesco Private Prime Fund	-	85,622,168	(65,278,516)	1,345	1,432	20,346,429	196,020*
Total	$26,414,902	$220,790,270	$(187,911,879)	$4,262	$2,669	$59,300,224	$1,051,995

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$682,477,706	$—	$—	$682,477,706
Money Market Funds	31,042,953	28,257,271	—	59,300,224
Total Investments	$713,520,659	$28,257,271	$—	$741,777,930
Invesco Comstock Select Fund